Subsequent Event	6 Months Ended
Jun. 30, 2013
Subsequent Event

(13) Subsequent Event

The Company further amended its line of credit in August 2013 to increase the available borrowing amounts temporarily from $80.0 million to $100.0 million until December 31, 2013.